INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, Federal	$ 5,698,000
Operating Loss Carryforwards, State	$ 4,803,000
Operating Loss Carryforwards, Limitations on Use	through 2032
Net Operating Loss Carryforwards Federal And State	$ 19,482,000
Net Operating Loss Carryforwards Federal and State Usable per year	44,000
Net Operating Loss Carryforwards Federal And State Outstanding Balance	888,000
Valuation allowance	5,072,000	$ 3,092,000
Change in Valuation allowance	$ 1,980,000